Equity-Based Compensation (Details) (USD $) In Thousands, except Share data, unless otherwise specified	6 Months Ended		12 Months Ended			0 Months Ended	6 Months Ended		12 Months Ended	0 Months Ended	3 Months Ended	6 Months Ended		12 Months Ended	0 Months Ended	6 Months Ended		12 Months Ended		6 Months Ended		12 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 10, 2012 2012 Plan	Jun. 30, 2013 2012 Plan	Jun. 30, 2012 2012 Plan	Dec. 31, 2012 2012 Plan	Oct. 10, 2012 2012 ESPP	Dec. 31, 2012 2012 ESPP	Jun. 30, 2013 2012 ESPP	Jun. 30, 2012 2012 ESPP	Dec. 31, 2012 2012 ESPP	Oct. 10, 2012 2012 ESPP Minimum	Jun. 30, 2013 VAR Plan	Jun. 30, 2012 VAR Plan	Dec. 31, 2012 VAR Plan	Dec. 31, 2011 VAR Plan	Jun. 30, 2013 VAR Plan Minimum	Jun. 30, 2012 VAR Plan Minimum	Dec. 31, 2012 VAR Plan Minimum	Dec. 31, 2011 VAR Plan Minimum	Jun. 30, 2013 VAR Plan Maximum	Jun. 30, 2012 VAR Plan Maximum	Dec. 31, 2012 VAR Plan Maximum	Dec. 31, 2011 VAR Plan Maximum
Equity-Based Compensation
Maximum number of shares/notional units available for issuance						6,750,000				2,000,000						3,000,000		3,000,000
Annual increase in shares available for issuance						1,500,000				1,000,000
Annual increase in the shares available for issuance as a percentage of common stock outstanding as of the last day of immediately preceding fiscal year						3.00%				3.00%
Maximum percentage of eligible compensation considered for payroll deduction to purchase the common stock										15.00%
Maximum purchase of shares by participating employees during each offering period										1,000
Percentage of lower of fair market value of common stock										85.00%
Percentage of combined voting power of an employee considered for not granting rights to purchase stock															5.00%
Worth of stock for each calendar year considered for not granting rights to purchase stock															$ 25
Units designated under VAR Plan as a percentage of the company's overall interest																10.00%		10.00%
Shares of common stock to be purchased as stock options in exchange with VAR Plan awards granted and outstanding upon Reorganization																1,661,719		1,661,719
Weighted average assumptions used in fair value calculation
Expected term											7 months 20 days					6 years 3 months 18 days					5 years 2 months 12 days	5 years 2 months 12 days	5 years 6 months		6 years 3 months 18 days	6 years 3 months 18 days	6 years 7 months 6 days
Volatility (as a percent)											49.00%					49.00%	49.00%	49.00%					44.00%				47.00%
Risk-free interest rate (as a percent)											0.15%									1.00%	1.10%	1.00%	1.40%	1.50%	1.60%	1.60%	2.90%
Dividend yield (as a percent)	0.00%															0.00%	0.00%	0.00%	0.00%
Plan Options/Units
Options outstanding at the beginning of the period (in shares)																1,692,282	1,344,500	1,344,500
Options/Units granted (in shares)																293,100		418,000	1,370,500
Options/Units cancelled or forfeited (in shares)																(34,745)		(70,218)	(26,000)
Options outstanding at the end of the period (in shares)																1,845,324		1,692,282	1,344,500
Weighted Average Exercise Price
Options outstanding at the beginning of the period (in dollars per unit)																$ 16.11	$ 15.10	$ 15.10
Options/Units granted (in dollars per share)																$ 42.07		$ 19.38	$ 15.08
Options/Units cancelled or forfeited (in dollars per share)																$ 18.93		$ 21.15	$ 14.21
Options outstanding at the end of the period (in dollars per unit)																$ 20.23		$ 16.11	$ 15.10
Intrinsic values
Intrinsic value of total stock options and notional units outstanding																65,600		16,700	2,100
Plan Options/Units
Unvested units at the beginning of the period (in shares)																1,256,343	1,344,500	1,344,500
Options/Units granted (in shares)																		418,000	1,370,500
Options/Units vested (in shares)																		(435,939)
Options/Units cancelled or forfeited (in shares)																		(70,218)	(26,000)
Unvested units at the end of the period (in shares)																		1,256,343	1,344,500
Weighted Average Exercise Price
Unvested units at the beginning of the period (in dollars per unit)																$ 6.58	$ 5.48	$ 5.48
Options/Units granted (in dollars per share)																		$ 8.73	$ 5.11
Options/Units vested (in dollars per share)																		$ 5.29
Options/Units cancelled or forfeited (in dollars per share)																		$ 8.08	$ 4.83
Unvested units at the end of the period (in dollars per unit)																		$ 6.58	$ 5.48
Additional disclosures
Vesting period of granted award							4 years		4 years			6 months		6 months								1 year				6 years
Shares of common stock to be purchased as stock options in exchange with VAR Plan awards granted and outstanding upon Reorganization																1,661,719		1,661,719
Non-cash stock-based compensation expense net of estimated forfeitures recognized in connection with one-time acceleration charge																		2,412
Non-cash stock-based compensation expense, net of estimated forfeitures	2,570	2,157	10,385	2,122	1,114			0				290	0	134		1,744		618
Total unrecognized compensation charge related non-vested options							$ 11,500											$ 7,300